Employee Benefits and Compensation Plans (Share-based compensation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	$ 9,000
Pecent of TARP obligation that must be paid to receive 25% IRSU compensation	25.00%
Long-Term Equity Compensation Incentive Plan (LTIP) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Price	$ 8,500
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense change due to annual valuation analysis	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	17,057	26,707
Share-based Compensation	78,000,000	50,000,000	58,000,000
Deferred Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense change due to annual valuation analysis	7,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	13,190	13,743
Share-based Compensation	57,000,000	19,000,000	68,000,000
Incentive Restricted Stock Unit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense change due to annual valuation analysis	2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,475	7,975
Share-based Compensation	$ 23,000,000	$ 12,000,000	$ 9,000,000
Shares Awarded 2008 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,420	8,421
Shares Awarded 2009 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,956	9,281
Shares Awarded 2010 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	2,648	5,199
Shares Awarded 2011 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	844	3,806
Shares Awarded 2012 [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	189
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TARP Repayment	25.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
TARP Repayment	50.00%